Cover	Feb. 13, 2025
Cover [Abstract]
Entity Registrant Name	LIGHTPATH TECHNOLOGIES, INC.
Entity Central Index Key	0000889971
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Feb. 13, 2025
Entity File Number	000-27548
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-0708398
Entity Address Address Line 1	2603 Challenger Tech Court
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32826
City Area Code	407
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	382-4003
Security 12b Title	Class A Common Stock, par value $0.01
Trading Symbol	LPTH
Security Exchange Name	NASDAQ